UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	10/31/15 (Unaudited)

	Putnam RetirementReady 2055 Fund	Shares	Value
	Absolute Return Funds (9.9%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	3,993	$40,373
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	11,115	128,937
	Putnam Absolute Return 700 Fund Class Y (AFF)	35,555	443,373

	Total Absolute Return Funds (cost $610,917)		$612,683

	Asset Allocation Funds (89.7%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	387,574	4,546,238
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	60,619	983,853

	Total Asset Allocation Funds (cost $5,547,557)		$5,530,091

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	26,182	$26,182

	Total Fixed Income Funds (cost $26,182)		$26,182

	Total Investments (cost $6,184,656) (a)		$6,168,956

*	Percentages indicated are based on net assets of $6,167,577

	Putnam RetirementReady 2050 Fund	Shares	Value
	Absolute Return Funds (10.4%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	34,182	$345,581
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	55,454	643,262
	Putnam Absolute Return 700 Fund Class Y (AFF)	177,354	2,211,601

	Total Absolute Return Funds (cost $3,191,380)		$3,200,444

	Asset Allocation Funds (89.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	1,547,709	18,154,625
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	566,366	9,192,124

	Total Asset Allocation Funds (cost $27,318,825)		$27,346,749

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	128,534	$128,534

	Total Fixed Income Funds (cost $128,534)		$128,534

	Total Investments (cost $30,638,739) (a)		$30,675,727

*	Percentages indicated are based on net assets of $30,669,964

	Putnam RetirementReady 2045 Fund	Shares	Value
	Absolute Return Funds (11.2%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	61,847	$625,269
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	60,184	698,138
	Putnam Absolute Return 700 Fund Class Y (AFF)	192,495	2,400,410

	Total Absolute Return Funds (cost $3,719,026)		$3,723,817

	Asset Allocation Funds (88.4%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	1,169,501	13,718,247
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	963,572	15,638,770

	Total Asset Allocation Funds (cost $29,484,849)		$29,357,017

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	138,785	$138,785

	Total Fixed Income Funds (cost $138,785)		$138,785

	Total Investments (cost $33,342,660) (a)		$33,219,619

*	Percentages indicated are based on net assets of $33,212,833

	Putnam RetirementReady 2040 Fund	Shares	Value
	Absolute Return Funds (13.6%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	182,361	$1,843,669
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	232,309	2,694,779
	Putnam Absolute Return 700 Fund Class Y (AFF)	484,247	6,038,561

	Total Absolute Return Funds (cost $10,534,130)		$10,577,009

	Asset Allocation Funds (85.3%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	1,121,297	13,152,810
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	3,283,695	53,294,371

	Total Asset Allocation Funds (cost $65,567,021)		$66,447,181

	Fixed Income Funds (1.2%)*

	Putnam Money Market Fund Class A (AFF)	926,723	$926,723

	Total Fixed Income Funds (cost $926,723)		$926,723

	Total Investments (cost $77,027,874) (a)		$77,950,913

*	Percentages indicated are based on net assets of $77,928,607

	Putnam RetirementReady 2035 Fund	Shares	Value
	Absolute Return Funds (18.6%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	142,253	$1,438,180
	Putnam Absolute Return 300 Fund Class Y (AFF)	67,607	690,948
	Putnam Absolute Return 500 Fund Class Y (AFF)	251,768	2,920,508
	Putnam Absolute Return 700 Fund Class Y (AFF)	496,032	6,185,523

	Total Absolute Return Funds (cost $11,223,152)		$11,235,159

	Asset Allocation Funds (78.8%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	412,197	$6,030,443
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	50	587
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	2,564,886	41,628,097

	Total Asset Allocation Funds (cost $47,914,674)		$47,659,127

	Fixed Income Funds (2.6%)*

	Putnam Money Market Fund Class A (AFF)	1,578,565	$1,578,565

	Total Fixed Income Funds (cost $1,578,565)		$1,578,565

	Total Investments (cost $60,716,391) (a)		$60,472,851

*	Percentages indicated are based on net assets of $60,459,067

	Putnam RetirementReady 2030 Fund	Shares	Value
	Absolute Return Funds (26.7%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	375,815	$3,799,489
	Putnam Absolute Return 300 Fund Class Y (AFF)	454,842	4,648,490
	Putnam Absolute Return 500 Fund Class Y (AFF)	554,266	6,429,490
	Putnam Absolute Return 700 Fund Class Y (AFF)	1,161,283	14,481,205

	Total Absolute Return Funds (cost $29,319,016)		$29,358,674

	Asset Allocation Funds (70.0%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	3,024,590	$44,249,745
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	2,013,030	32,671,470

	Total Asset Allocation Funds (cost $76,333,839)		$76,921,215

	Fixed Income Funds (3.3%)*

	Putnam Money Market Fund Class A (AFF)	3,631,700	$3,631,700

	Total Fixed Income Funds (cost $3,631,700)		$3,631,700

	Total Investments (cost $109,284,555) (a)		$109,911,589

*	Percentages indicated are based on net assets of $109,886,679

	Putnam RetirementReady 2025 Fund	Shares	Value
	Absolute Return Funds (36.2%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	301,583	$3,049,104
	Putnam Absolute Return 300 Fund Class Y (AFF)	533,737	5,454,797
	Putnam Absolute Return 500 Fund Class Y (AFF)	567,721	6,585,560
	Putnam Absolute Return 700 Fund Class Y (AFF)	729,586	9,097,936

	Total Absolute Return Funds (cost $24,214,409)		$24,187,397

	Asset Allocation Funds (59.3%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	2,484,667	$36,350,677
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	308,559	3,329,349
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $39,775,823)		$39,680,026

	Fixed Income Funds (4.5%)*

	Putnam Money Market Fund Class A (AFF)	3,012,868	$3,012,868

	Total Fixed Income Funds (cost $3,012,868)		$3,012,868

	Total Investments (cost $67,003,100) (a)		$66,880,291

*	Percentages indicated are based on net assets of $66,861,756

	Putnam RetirementReady 2020 Fund	Shares	Value
	Absolute Return Funds (46.8%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	554,941	$5,610,455
	Putnam Absolute Return 300 Fund Class Y (AFF)	1,154,340	11,797,355
	Putnam Absolute Return 500 Fund Class Y (AFF)	1,637,100	18,990,364
	Putnam Absolute Return 700 Fund Class Y (AFF)	666,854	8,315,673

	Total Absolute Return Funds (cost $44,692,475)		$44,713,847

	Asset Allocation Funds (47.4%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	1,670,327	$24,436,887
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	1,931,058	20,836,114
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $45,227,694)		$45,273,001

	Fixed Income Funds (5.8%)*

	Putnam Money Market Fund Class A (AFF)	5,548,404	$5,548,404

	Total Fixed Income Funds (cost $5,548,404)		$5,548,404

	Total Investments (cost $95,468,573) (a)		$95,535,252

*	Percentages indicated are based on net assets of $95,511,519

	Putnam RetirementReady 2015 Fund	Shares	Value
	Absolute Return Funds (59.7%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	428,104	$4,328,135
	Putnam Absolute Return 300 Fund Class Y (AFF)	989,128	10,108,891
	Putnam Absolute Return 500 Fund Class Y (AFF)	1,262,960	14,650,335
	Putnam Absolute Return 700 Fund Class Y (AFF)	—	—

	Total Absolute Return Funds (cost $29,134,997)		$29,087,361

	Asset Allocation Funds (34.5%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	1,556,638	16,796,126
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $16,844,082)		$16,796,126

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund Class A (AFF)	2,857,279	$2,857,279

	Total Fixed Income Funds (cost $2,857,279)		$2,857,279

	Total Investments (cost $48,836,358) (a)		$48,740,766

*	Percentages indicated are based on net assets of $48,724,611

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value
	Absolute Return Funds (59.7%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	194,478	$1,966,176
	Putnam Absolute Return 300 Fund Class Y (AFF)	449,335	4,592,206
	Putnam Absolute Return 500 Fund Class Y (AFF)	573,665	6,654,516
	Putnam Absolute Return 700 Fund Class Y (AFF)	—	—

	Total Absolute Return Funds (cost $13,394,810)		$13,212,898

	Asset Allocation Funds (34.5%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	706,919	7,627,653
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $7,730,863)		$7,627,653

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund Class A (AFF)	1,295,107	$1,295,107

	Total Fixed Income Funds (cost $1,295,107)		$1,295,107

	Total Investments (cost $22,420,780) (a)		$22,135,658

*	Percentages indicated are based on net assets of $22,130,963

Notes to The fund's portfolio

Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

(AFF)	Affiliated Company.

(a)	The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/(depreciation)	Cost for federal income tax purposes

Putnam RetirementReady 2055 Fund
$88,609	$(374,942)	$(286,333)	$6,455,289
Putnam RetirementReady 2050 Fund
530,051	(1,775,832)	(1,245,781)	31,921,508
Putnam RetirementReady 2045 Fund
435,950	(1,960,781)	(1,524,831)	34,744,450
Putnam RetirementReady 2040 Fund
1,604,330	(3,219,617)	(1,615,287)	79,566,200
Putnam RetirementReady 2035 Fund
557,840	(2,014,890)	(1,457,050)	61,929,901
Putnam RetirementReady 2030 Fund
1,483,410	(2,413,661)	(930,251)	110,841,840
Putnam RetirementReady 2025 Fund
268,601	(578,761)	(310,160)	67,190,451
Putnam RetirementReady 2020 Fund
629,334	(1,481,596)	(852,262)	96,387,514
Putnam RetirementReady 2015 Fund
171,308	(1,139,368)	(968,060)	49,708,826
Putnam Retirement Income Fund Lifestyle 1
55,915	(504,110)	(448,195)	22,583,853

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2055 Fund	$6,168,956	$—	$—	$6,168,956
Putnam RetirementReady 2050 Fund	30,675,727	—	—	30,675,727
Putnam RetirementReady 2045 Fund	33,219,619	—	—	33,219,619
Putnam RetirementReady 2040 Fund	77,950,913	—	—	77,950,913
Putnam RetirementReady 2035 Fund	60,472,851	—	—	60,472,851
Putnam RetirementReady 2030 Fund	109,911,589	—	—	109,911,589
Putnam RetirementReady 2025 Fund	66,880,291	—	—	66,880,291
Putnam RetirementReady 2020 Fund	95,535,252	—	—	95,535,252
Putnam RetirementReady 2015 Fund	48,740,766	—	—	48,740,766
Putnam Retirement Income Fund Lifestyle 1	22,135,658	—	—	22,135,658

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

Affiliated transactions

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Putnam RetirementReady 2055 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$31,467	$21,753	$12,714	$—	$—	$40,373
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	117,611	65,895	53,562	—	—	128,937
Putnam Absolute Return 700 Fund Class Y	403,037	224,641	178,732	—	—	443,373
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	3,895,552	2,228,978	1,482,195	—	—	4,546,238
Putnam Dynamic Asset Allocation Growth Fund Class Y	849,600	479,233	329,500	—	—	983,853
Putnam Money Market Fund Class A	24,109	16,632	14,559	—	—	26,182
Totals	$5,321,376	$3,037,132	$2,071,262	$ —	$—	$ 6,168,956

Putnam RetirementReady 2050 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$ 260,012	$192,720	$106,101	$—	$—	$ 345,581
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	582,896	331,952	266,820	—	—	643,262
Putnam Absolute Return 700 Fund Class Y	1,997,232	1,131,654	890,613	—	—	2,211,601
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	16,432,261	9,296,360	7,082,126	—	—	18,154,625
Putnam Dynamic Asset Allocation Growth Fund Class Y	6,974,446	5,052,175	2,772,376	—	—	9,192,124
Putnam Money Market Fund Class A	116,808	81,668	69,942	3	—	128,534
Totals	$26,363,655	$16,086,529	$11,187,978	$3	$—	$30,675,727

Putnam RetirementReady 2045 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$555,042	$224,901	$152,436	$—	$—	$ 625,269
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	691,293	240,455	227,635	—	—	698,138
Putnam Absolute Return 700 Fund Class Y	2,368,679	819,735	755,056	—	—	2,400,410
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	14,042,927	4,794,560	4,638,784	—	—	13,718,247
Putnam Dynamic Asset Allocation Growth Fund Class Y	13,451,150	6,007,935	3,627,623	—	—	15,638,770
Putnam Money Market Fund Class A	138,172	63,569	62,955	3	—	138,785
Totals	$31,247,263	$12,151,155	$9,464,489	$3	$—	$33,219,619

Putnam RetirementReady 2040 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,931,564	$1,363,282	$1,442,066	$—	$—	$ 1,843,669
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	2,032,492	1,761,908	1,091,078	—	—	2,694,779
Putnam Absolute Return 700 Fund Class Y	5,139,140	3,740,663	2,783,133	—	—	6,038,561
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	14,811,887	10,012,622	11,010,964	—	—	13,152,810
Putnam Dynamic Asset Allocation Growth Fund Class Y	40,960,909	34,389,850	21,662,014	—	—	53,294,371
Putnam Money Market Fund Class A	290,121	913,173	276,571	11	—	926,723
Totals	$65,166,113	$52,181,498	$38,265,826	$11	$—	$77,950,913

Putnam RetirementReady 2035 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,418,730	$481,622	$456,191	$—	$—	$ 1,438,180
Putnam Absolute Return 300 Fund Class Y	512,175	328,377	145,324	—	—	690,948
Putnam Absolute Return 500 Fund Class Y	2,660,102	989,364	710,366	—	—	2,920,508
Putnam Absolute Return 700 Fund Class Y	5,812,133	1,982,341	1,536,916	—	—	6,185,523
Putnam Dynamic Asset Allocation Balanced Fund Class Y	4,545,148	2,768,821	1,259,154	19,862	—	6,030,443
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	2,071,584	548,465	2,402,973	—	—	587
Putnam Dynamic Asset Allocation Growth Fund Class Y	39,048,243	13,640,129	10,280,213	—	—	41,628,097
Putnam Money Market Fund Class A	1,393,368	606,013	420,816	37	—	1,578,565
Totals	$57,461,483	$21,345,132	$17,211,953	$19,899	$—	$60,472,851

Putnam RetirementReady 2030 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$3,253,687	$1,932,034	$1,372,648	$—	$—	$ 3,799,489
Putnam Absolute Return 300 Fund Class Y	3,454,519	2,740,508	1,515,609	—	—	4,648,490
Putnam Absolute Return 500 Fund Class Y	5,653,517	3,168,743	2,353,629	—	—	6,429,490
Putnam Absolute Return 700 Fund Class Y	12,636,818	7,173,485	5,185,975	—	—	14,481,205
Putnam Dynamic Asset Allocation Balanced Fund Class Y	32,688,707	25,816,612	14,057,298	151,020	—	44,249,745
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	36,017,681	19,002,647	21,193,656	—	—	32,671,470
Putnam Money Market Fund Class A	3,211,183	1,862,969	1,442,452	85	—	3,631,700
Totals	$96,916,112	$61,696,998	$47,121,267	$151,105	$—	$109,911,589

Putnam RetirementReady 2025 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$2,777,243	$1,146,038	$862,884	$—	$—	$ 3,049,104
Putnam Absolute Return 300 Fund Class Y	4,642,048	2,325,912	1,472,400	—	—	5,454,797
Putnam Absolute Return 500 Fund Class Y	5,660,953	2,721,389	1,761,683	—	—	6,585,560
Putnam Absolute Return 700 Fund Class Y	8,598,021	3,289,460	2,677,925	—	—	9,097,936
Putnam Dynamic Asset Allocation Balanced Fund Class Y	32,604,260	14,196,411	9,913,059	140,931	—	36,350,677
Putnam Dynamic Asset Allocation Conservative Fund Class Y	1,873,382	2,138,121	695,505	11,828	—	3,329,349
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	3,622,910	880,118	4,191,140	—	—	—
Putnam Money Market Fund Class A	2,749,163	1,160,331	896,626	71	—	3,012,868
Totals	$62,527,980	$27,857,780	$22,471,222	$152,830	$—	$66,880,291

Putnam RetirementReady 2020 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$4,899,700	$2,629,151	$1,898,693	$—	$—	$ 5,610,455
Putnam Absolute Return 300 Fund Class Y	9,827,310	5,921,500	3,865,701	—	—	11,797,355
Putnam Absolute Return 500 Fund Class Y	15,233,981	9,818,712	5,986,670	—	—	18,990,364
Putnam Absolute Return 700 Fund Class Y	8,736,892	4,125,933	4,408,784	—	—	8,315,673
Putnam Dynamic Asset Allocation Balanced Fund Class Y	26,125,385	12,348,628	13,376,938	113,720	—	24,436,887
Putnam Dynamic Asset Allocation Conservative Fund Class Y	15,812,207	11,451,444	6,347,890	87,635	—	20,836,114
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	4,860,261	2,643,714	1,955,571	99	—	5,548,404
Totals	$85,495,736	$48,939,082	$37,840,247	$201,454	$—	$95,535,252

Putnam RetirementReady 2015 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$3,943,303	$1,613,348	$1,213,251	$—	$—	$ 4,328,135
Putnam Absolute Return 300 Fund Class Y	8,990,434	3,972,312	2,776,392	—	—	10,108,891
Putnam Absolute Return 500 Fund Class Y	13,250,139	5,493,990	4,011,454	—	—	14,650,335
Putnam Absolute Return 700 Fund Class Y	1,057,740	271,346	1,288,243	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class Y	2,141,970	564,012	2,561,304	8,986	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	15,247,186	6,305,198	4,623,379	78,585	—	16,796,126
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	2,797,162	961,679	901,562	113	—	2,857,279
Totals	$47,427,934	$19,181,885	$17,375,585	$87,684	$—	$48,740,766

Putnam Retirement Income Fund Lifestyle 1
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,920,614	$303,180	$249,940	$—	$—	$ 1,966,176
Putnam Absolute Return 300 Fund Class Y	4,494,590	707,420	570,116	—	—	4,592,206
Putnam Absolute Return 500 Fund Class Y	6,526,249	1,010,601	832,874	—	—	6,654,516
Putnam Absolute Return 700 Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	7,342,378	1,257,622	895,772	37,093	—	7,627,653
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	1,269,568	204,590	179,051	32	—	1,295,107
Totals	$21,553,399	$3,483,413	$2,727,753	$37,125	$—	$22,135,658

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015